Long-Term Debt - Schedule of Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 1,503,649
2017	1,846,495
2018	1,272,453
2019	3,196,961
2020	1,500,000
Thereafter	3,504,817
Long-term debt, carrying amount	$ 12,824,375	$ 14,170,643